Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxes

Note 13 — Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, MicroAlgo and VIYI are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

VIYI Ltd and Viwo Tech are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, VIYI Ltd and Viwo Tech are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Fe-da Electronics is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.

PRC

The subsidiaries and VIE incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In addition, 75% of R&D expenses of the PRC entities are subject to additional deduction from pre-tax income.

Korgas 233, Korgas Weidong and Kashi Guoyu were formed and registered in Korgas and Kashi in Xinjiang Provence, China in 2017, 2020 and 2021. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.

Shenzhen Qianhai was formed and registered in Qianhai District in Guangdong Provence, China in 2015. The company is subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries. The reduced rate benefit will expire in December 2025. The effective tax rates is (3.6)% and 0 for the years ended December 31, 2022 and 2023.

Significant components of the provision for income taxes are as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Current income tax expenses	(2,351,565)	(102,338)	(166,476)	(23,505)
Deferred income tax benefits	1,804,356	3,901,192	2,666,910	376,539
Income tax expenses	(547,209)	3,798,854	2,500,434	353,034

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(13.1)%	(12.5)%	(20.0)%
Tax rate difference outside China(1)	(4.8)%	(12.8)%	(16.75)%
Change in valuation allowance	14.4%	(13.5)%	(5.00)%
Additional R&D deduction in China	(20.6)%	(2.1)%	-
Permanent difference	(0.1)%	23.4%	17.68%
Effective tax rate	1.0%	7.5%	(0.93)%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carryforwards	12,324,697	-	-
Allowance for doubtful accounts	1,393,473	987,848	139,473
Less: valuation allowance	(13,718,170)	-	-
Deferred tax assets, net	-	987,848	139,473
Deferred tax liabilities:	-
Recognition of intangible assets arising from business combinations	1,679,062	-	-
Total deferred tax liabilities, net	1,679,062	-	-

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidences to the extent it could be objectively verified.

The Company’s cumulative net operating loss (“NOL”) was nil as of December 31, 2023.

The Company recognized deferred tax liabilities related to the excess of the intangible assets reporting basis over its income tax basis as a result of fair value adjustment from acquisitions in 2015. The deferred tax liabilities will reverse as the intangible assets are amortized for financial statement reporting purposes.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2022 and 2023 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2023.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price and VAT rates range up to 13% in China, depending on the type of service provided or product sold, and GST rate is generally 7% in Singapore.

Taxes payable consisted of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
VAT taxes payable	41,180	385,643	54,449
Income taxes payable	320,317	105,370	14,877
Other taxes payable	24,094	31,830	4,494
Totals	385,591	522,843	73,820